Note 10 - Commitments and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Amounts Recognized in Balance Sheet [Table Text Block]
	2012	2011
Fixed rate	$678	$1,456
Variable rate	50,488	54,860
Standby letters of credit	5,959	5,486